Net Loss per Share Attributable to Common Stockholders - Anti-dilutive effect (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities
Antidilutive securities excluded from computation of diluted net loss per share	1,015,018	855,087
Option to purchase common stock
Antidilutive Securities
Antidilutive securities excluded from computation of diluted net loss per share	1,015,018	855,087	848,966,000	737,895,000